CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	¥ 179	¥ 168
Right-of-use assets	148	100
Intangible assets	1,622	1,763
Goodwill	17,140	17,088
Investments accounted for using equity method	489	236
Financial assets at fair value through other comprehensive income	4,461	3,331
Other investments	217	217
Prepayments, deposits and other assets	816	901
Deferred tax assets	192	123
Term deposits	500
Total non-current assets	25,764	23,827
Current assets
Inventories	26	35
Accounts receivable	2,198	1,483
Prepayments, deposits and other assets	2,220	1,823
Other investments	38	39
Short-term investments	6	42
Term deposits	7,000
Cash and cash equivalents	15,426	17,356
Total current assets	26,914	20,778
Total assets	52,678	44,605
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	34,425	33,776
Shares held for share award schemes	(31)
Other reserves	2,187	903
Retained earnings	7,007	3,040
Equity attributable to equity holders of the Company	43,590	37,721
Non-controlling interests	88	51
Total equity	43,678	37,772
Non-current liabilities
Other payables and other liabilities	68	214
Deferred tax liabilities	297	354
Lease liabilities	78
Deferred revenue	67	27
Total non-current liabilities	510	595
Current liabilities
Accounts payable	2,559	1,830
Other payables and other liabilities	3,782	2,742
Current tax liabilities	386	235
Lease liabilities	69
Deferred revenue	1,694	1,431
Total current liabilities	8,490	6,238
Total liabilities	9,000	6,833
Total equity and liabilities	¥ 52,678	¥ 44,605